Investment in affiliates and available-for-sale securities - Navios Europe I and Navios Europe II (Details) $ in Thousands	3 Months Ended				4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2017 USD ($)	Apr. 21, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 USD ($)	Dec. 18, 2013 USD ($)	Feb. 18, 2015 USD ($)
Investments In And Advances To Affiliates [Line Items]
Long-term debt	$ 1,591,781		$ 1,523,131			$ 1,591,781	$ 1,523,131
Investments in affiliates	63,498		72,512			63,498	72,512	$ 64,352
Proceeds From Related Party Debt						31,500	0
Equity in net (losses)/ earnings of affiliated companies	9,445		(16,779)			$ 3,308	(12,502)
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Number of vessels acquired											10
Difference between carrying amount of investment and underlying equity in net assets of equity method investee											$ 6,763
Investments in affiliates											4,750
Profit Sharing Arrangement						On an ongoing basis, Navios Europe I was required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I) according to a defined waterfall calculation.
Proceeds From Related Party Debt								$ 13,420
Equity in net (losses)/ earnings of affiliated companies	0		0			$ 0	0
Navios Europe I | Navios Revolving Loans I | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity											24,100
Line of Credit Facility, Increase									$ 30,000
Navios Europe I | 10 vessels | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Long-term debt											$ 10,000
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Number of vessels acquired										14
Difference between carrying amount of investment and underlying equity in net assets of equity method investee												$ 9,419
Investments in affiliates												$ 6,650
Profit Sharing Arrangement						On an ongoing basis, Navios Europe II was required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans II) according to a defined waterfall calculation.
Unrealized Gain/ (Loss) On Ιnvestments		$ (6,650)
Equity in net (losses)/ earnings of affiliated companies	$ 0		$ 591			$ 0	$ 1,151
Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity										$ 43,500
Line of Credit Facility, Increase				$ 14,000
Debt Instrument, Decrease, Forgiveness					$ 5,000
Navios Europe II | 14 Vessels | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Long-term debt										$ 14,000